Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 15, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 15, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

Bond & Mortgage Securities Fund (Prospectus Summary): | Bond & Mortgage Securities Fund
BOND & MORTGAGE SECURITIES FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:

The Fund may utilize derivative strategies for hedging or managing fixed income exposure. Specifically, the

Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Bond & Mortgage Securities Fund (Prospectus Summary): | Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund may utilize derivative strategies for hedging or managing fixed income exposure. Specifically, the

Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

Bond & Mortgage Securities Fund | A Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBDX
Bond & Mortgage Securities Fund | B Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROBX
Bond & Mortgage Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMCX

International Emerging Markets Fund (Prospectus Summary): | International Emerging Markets Fund
INTERNATIONAL EMERGING MARKETS FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the paragraph that begins “Here, "emerging market country" means any country which is considered” and substitute:

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund will invest in equity securities of small, medium, and large capitalization companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
International Emerging Markets Fund (Prospectus Summary): | International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the paragraph that begins “Here, "emerging market country" means any country which is considered” and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund will invest in equity securities of small, medium, and large capitalization companies.

International Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRIAX
International Emerging Markets Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEBX
International Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMKCX
International Emerging Markets Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEPX

MidCap Blend Fund (Prospectus Summary): | MidCap Blend Fund
MIDCAP BLEND FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

At the end of the first paragraph of the Principal Investment Strategies section, add the following:
The Fund may invest in foreign securities.
Add the following to the list of Principal Risks :

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
MidCap Blend Fund (Prospectus Summary): | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	At the end of the first paragraph of the Principal Investment Strategies section, add the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in foreign securities.
Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

MidCap Blend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMGX
MidCap Blend Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMBX
MidCap Blend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBCX
MidCap Blend Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCPX

California Municipal Fund (Prospectus Summary): | California Municipal Fund
CALIFORNIA MUNICIPAL FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the first sentence in the paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations

(securities issued by or on behalf of state or local governments and other public authorities).

Under the Principal Investment Strategies heading, delete the fourth sentence in the paragraph and substitute:

Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital California Municipal Bond Index, which as of December 31, 2011 was 8.43 years.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
California Municipal Fund (Prospectus Summary): | California Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first sentence in the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations

(securities issued by or on behalf of state or local governments and other public authorities).

Investment Strategy, Heading 1	ck0000898745_InvestmentStrategyHeading1	Under the Principal Investment Strategies heading, delete the fourth sentence in the paragraph and substitute:
InvestmentStrategy, Narrative 1	ck0000898745_InvestmentstrategyNarrative1

Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital California Municipal Bond Index, which as of December 31, 2011 was 8.43 years.

California Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
California Municipal Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQCMX
California Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX

Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I (Prospectus Summary): | Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I
TAX-EXEMPT BOND FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the last sentence in the paragraph and substitute:

Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital Municipal Bond Index, which as of December 31, 2011 was 8.08 years.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I (Prospectus Summary): | Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TAX-EXEMPT BOND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the last sentence in the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital Municipal Bond Index, which as of December 31, 2011 was 8.08 years.

Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBBX
Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX

Short-Term Income Fund (Prospectus Summary): | Short-Term Income Fund
SHORT-TERM INCOME FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:

The Fund's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Add the following to the list of Principal Risks :
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Short-Term Income Fund (Prospectus Summary): | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock	Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.
Short-Term Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRHQX
Short-Term Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCCX
Short-Term Income Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTPX